UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03363
Delaware Group® Limited-Term Government Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Class A : DTRIX
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$32	0.64%
^	Annualized.
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5779357)
TSSR-DTRIX-0826

Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Class C : DTICX
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$69	1.39%
^	Annualized.
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5779357)
TSSR-DTICX-0826

Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Class R : DLTRX
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$44	0.89%
^	Annualized.
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5779357)
TSSR-DLTRX-0826

Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Institutional Class : DTINX
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$19	0.39%
^	Annualized.
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5779357)
TSSR-DTINX-0826

Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Class R6 : DLTZX
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$15	0.30%
^	Annualized.
Fund statistics (as of June 30, 2026)
Fund net assets	$597,981,702
Total number of portfolio holdings*	275
Total net advisory fees paid (during reporting period)	$551,028
Portfolio turnover rate	121%
*	Excludes cash and cash equivalents.

Fund holdings (as of June 30, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	38.73%
US Treasury Obligations	31.21%
Non-Agency Asset-Backed Securities	15.42%
Collateralized Loan Obligations	5.72%
Non-Agency Collateralized Mortgage Obligations	3.57%
Non-Agency Commercial Mortgage-Backed Securities	0.87%
Agency Collateralized Mortgage Obligations	0.61%
Agency Commercial Mortgage-Backed Security	0.53%
Government Agency Obligations	0.46%
Sovereign Bonds	0.16%
Supranational Banks	0.03%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5779357)
TSSR-DLTZX-0826

Nomura Tax-Free Oregon Fund
(formerly, Macquarie Tax-Free Oregon Fund)
Class A : FTORX
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free Oregon Fund (Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$44	0.88%
^	Annualized.
Fund statistics (as of June 30, 2026)
Fund net assets	$50,579,657
Total number of portfolio holdings*	77
Total net advisory fees paid (during reporting period)	$15,100
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Fund holdings (as of June 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	23.80%
Healthcare Revenue Bonds	18.87%
Special Tax Revenue Bonds	15.83%
Education Revenue Bonds	11.65%
Transportation Revenue Bonds	8.67%
Electric Revenue Bonds	6.84%
State General Obligation Bonds	5.70%
Water & Sewer Revenue Bonds	3.12%
Housing Revenue Bonds	2.60%
Industrial Development Revenue/Pollution Control Revenue Bond	1.11%

State and territory allocation
Oregon	81.80%
Puerto Rico	15.87%
Guam	0.52%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5784253)
TSSR-FTORX-0826

Nomura Tax-Free Oregon Fund
(formerly, Macquarie Tax-Free Oregon Fund)
Institutional Class : FTOTX
Semiannual shareholder report | June 30, 2026
This semiannual shareholder report contains important information about Nomura Tax-Free Oregon Fund (Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$32	0.63%
^	Annualized.
Fund statistics (as of June 30, 2026)
Fund net assets	$50,579,657
Total number of portfolio holdings*	77
Total net advisory fees paid (during reporting period)	$15,100
Portfolio turnover rate	13%
*	Excludes cash and cash equivalents.

Fund holdings (as of June 30, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	23.80%
Healthcare Revenue Bonds	18.87%
Special Tax Revenue Bonds	15.83%
Education Revenue Bonds	11.65%
Transportation Revenue Bonds	8.67%
Electric Revenue Bonds	6.84%
State General Obligation Bonds	5.70%
Water & Sewer Revenue Bonds	3.12%
Housing Revenue Bonds	2.60%
Industrial Development Revenue/Pollution Control Revenue Bond	1.11%

State and territory allocation
Oregon	81.80%
Puerto Rico	15.87%
Guam	0.52%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5784253)
TSSR-FTOTX-0826

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Nomura Limited-Term Diversified Income Fund
(formerly, Macquarie Limited-Term Diversified Income Fund)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Limited-Term Diversified Income Fund	June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.61%
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	9,238	$ 9,254
Freddie Mac REMICs
Series 4764 PA 3.00% 10/15/45	126,070	124,053
Series 5092 WG 1.00% 4/25/31	2,156,345	2,032,889
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	1,706	1,571
Series T-54 2A 6.50% 2/25/43 ♦	405	426
Series T-58 2A 6.50% 9/25/43 ♦	147,317	148,894
GNMA
Series 2004-31 ZB 5.00% 4/20/34	489,503	488,266
Series 2012-39 PA 2.00% 3/16/42	650,612	606,488
Series 2015-151 KC 3.50% 4/20/34	222,565	216,507
Total Agency Collateralized Mortgage Obligations (cost $3,855,673)		3,628,348

Agency Commercial Mortgage-Backed Security — 0.53%
Freddie Mac Multifamily Structured Pass Through Certificates Series K070 A2 3.303% 11/25/27 •	3,195,000	3,150,539
Total Agency Commercial Mortgage-Backed Security (cost $3,157,933)		3,150,539

Collateralized Loan Obligations — 5.72%
AGL CLO 17 Series 2022-17A AR 144A 4.622% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	1,450,000	1,449,303
Ballyrock CLO 27 Series 2024-27A A1A 144A 5.017% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	1,150,000	1,152,612
Canyon Capital CLO Series 2019-2A AR2 144A 4.683% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	750,000	749,800
Canyon CLO Series 2020-2A AR2 144A 4.703% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	1,100,000	1,100,112
Flatiron CLO 31 Series 2025-31A A1 144A 4.875% (TSFR03M + 1.20%, Floor 1.20%) 1/18/39 #, •	4,000,000	4,009,040
KKR CLO 41 Series 2022-41A A1 144A 5.003% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	5,000,895

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	5,250,000	$ 5,256,258
Magnetite XL Series 2024-40A A1 144A 5.123% (TSFR03M + 1.45%, Floor 1.45%) 7/15/37 #, •	3,500,000	3,501,862
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.665% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,500,000	1,499,592
Sound Point CLO XXV Series 2019-4A A1R 144A 4.947% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	4,275,664	4,275,664
TRESTLES CLO V Series 2021-5A A1R 144A 4.925% (TSFR03M + 1.25%, Floor 1.25%) 10/20/34 #, •	4,000,000	3,999,000
Venture 34 CLO Series 2018-34A AR 144A 4.953% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	165,521	165,506
Zais CLO 16 Series 2020-16A A1R2 144A 4.805% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	2,050,000	2,049,807
Total Collateralized Loan Obligations (cost $34,191,185)		34,209,451

Corporate Bonds — 38.73%
Automotive — 1.03%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	1,535,000	1,530,509
Garrett Motion Holdings 144A 7.75% 5/31/32 #	1,500,000	1,575,996
Goodyear Tire & Rubber 6.625% 7/15/30	1,545,000	1,493,404
ZF North America Capital 144A 6.875% 4/14/28 #	1,535,000	1,571,036
		6,170,945
Banking — 6.94%
Akbank TAS 144A 7.498% 1/20/30 #	200,000	205,986
Banco Santander
4.867% 4/15/31	600,000	596,751
5.365% 7/15/28 μ	1,000,000	1,008,150

Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	200,000	203,437
Bangkok Bank 144A 4.507% 11/26/30 #	200,000	197,356
Bank Hapoalim BM 144A 4.722% 7/14/29 #, ■	200,000	197,656
Bank Muscat SAOG 4.846% 10/1/30 ■	200,000	197,178

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
1.734% 7/22/27 μ	1,015,000	$ 1,013,467
4.456% 2/6/32 μ	3,895,000	3,827,348
6.204% 11/10/28 μ	75,000	76,587

Bank of Georgia JSC 144A 6.50% 6/3/31 #	200,000	199,200
Bank of New York Mellon 5.802% 10/25/28 μ	2,064,000	2,100,232
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	1,300,000	1,279,000
CBQ Finance 4.625% 9/10/30 ■	200,000	196,842
Citizens Bank 4.192% 1/29/29 μ	3,230,000	3,204,296
Deutsche Bank
4.95% 8/4/31 μ	1,814,000	1,808,016
5.297% 5/9/31 μ	1,070,000	1,081,435
6.819% 11/20/29 μ	715,000	748,023
7.146% 7/13/27 μ	925,000	925,762

Goldman Sachs Bank USA 4.656% 6/3/29 μ	1,285,000	1,285,997
Goldman Sachs Group
1.542% 9/10/27 μ	3,315,000	3,296,572
4.369% 10/21/31 μ	950,000	929,334

HSBC Holdings 4.711% 5/12/30 μ	1,395,000	1,389,262
JPMorgan Chase & Co.
1.47% 9/22/27 μ	1,445,000	1,435,437
4.622% 4/23/32 μ	935,000	924,416
5.571% 4/22/28 μ	1,315,000	1,326,147

Metropolitan Bank & Trust 5.375% 3/6/29 ■	200,000	203,714
Morgan Stanley
4.809% 4/16/32 μ	935,000	927,928
6.407% 11/1/29 μ	488,000	505,254

Morgan Stanley Bank 5.504% 5/26/28 μ	1,380,000	1,391,732
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	198,676
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	200,000	196,727
PNC Bank 4.429% 7/21/28 μ	2,030,000	2,026,903
PNC Financial Services Group 5.30% 1/21/28 μ	1,635,000	1,642,066
Popular 7.25% 3/13/28	655,000	675,241
State Street 4.543% 4/24/28 μ	595,000	595,424
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	780,000	794,956
144A 7.00% 2/10/30 #, μ, ψ	755,000	770,786

US Bancorp 6.787% 10/26/27 μ	1,330,000	1,339,831

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Wells Fargo & Co. 5.15% 4/23/31 μ	575,000	$ 581,135
		41,504,260
Basic Industry — 3.57%
Alumina Pty 144A 6.125% 3/15/30 #	1,555,000	1,581,537
Anglo American Capital 144A 4.625% 3/19/31 #	2,755,000	2,716,557
Celanese US Holdings 6.50% 4/15/30	1,540,000	1,570,517
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,555,000	1,544,652
Constellium 144A 6.375% 8/15/32 #	1,505,000	1,534,733
Ecolab 4.80% 6/15/31	7,665,000	7,701,550
Graphic Packaging International 144A 3.50% 3/1/29 #	1,355,000	1,289,317
Magnera 144A 4.75% 11/15/29 #	1,740,000	1,625,540
Novelis 144A 6.875% 1/30/30 #	1,550,000	1,590,120
Vedanta Resources Finance II 144A 7.00% 7/13/32 #	200,000	199,008
		21,353,531
Brokerage — 0.66%
Apollo Global Management 4.60% 1/15/31	770,000	761,100
Brookfield Asset Management 4.653% 11/15/30	1,505,000	1,485,824
Jefferies Finance 144A 5.00% 8/15/28 #	1,625,000	1,570,249
Jefferies Financial Group 5.125% 4/28/31	140,000	138,239
		3,955,412
Capital Goods — 3.98%
Boeing
6.259% 5/1/27	490,000	496,589
6.388% 5/1/31	385,000	409,181

Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	1,570,000	1,569,249
Cyprium 144A 6.125% 4/15/31 #	2,535,000	2,541,226
Esab 144A 6.25% 4/15/29 #	1,540,000	1,564,441
Honeywell Aerospace 144A 4.00% 3/16/29 #	7,450,000	7,349,447
Hubbell 4.65% 6/15/31	2,880,000	2,869,245
Manitowoc 144A 9.25% 10/1/31 #	1,435,000	1,544,330
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	680,000	695,541
Terex 144A 6.25% 10/15/32 #	1,545,000	1,565,902
TransDigm 144A 6.625% 3/1/32 #	1,545,000	1,586,516
Trivium Packaging Finance 144A 8.25% 7/15/30 #	1,500,000	1,585,842
		23,777,509

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications — 5.70%
AT&T 4.55% 11/1/32	3,645,000	$ 3,558,217
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	200,000	202,085
CCO Holdings 144A 5.375% 6/1/29 #	2,245,000	2,197,386
Connect Finco 144A 9.00% 9/15/29 #	1,300,000	1,369,542
IHS Holding 144A 6.25% 11/29/28 #	200,000	198,791
Iliad Holding 144A 8.50% 4/15/31 #	640,000	678,416
McGraw-Hill Education 144A 7.375% 9/1/31 #	1,546,000	1,572,413
Meta Platforms 4.55% 5/15/31	6,150,000	6,118,643
Outfront Media Capital 144A 4.25% 1/15/29 #	1,650,000	1,607,559
Prosus 144A 3.257% 1/19/27 #	200,000	198,100
Sirius XM Radio 144A 4.125% 7/1/30 #	1,670,000	1,572,922
Sitios Latinoamerica 144A 6.00% 11/25/29 #	200,000	204,312
SoftBank 144A 4.699% 7/9/30 #	1,955,000	1,932,765
Space Exploration Technologies 144A 5.35% 7/15/31 #	3,580,000	3,571,594
Stagwell Global 144A 5.625% 8/15/29 #	1,630,000	1,573,342
T-Mobile USA 3.75% 4/15/27	4,010,000	3,989,910
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	200,000	205,409
Univision Communications 144A 7.375% 6/30/30 #	1,615,000	1,620,698
Veon Midco 144A 6.95% 6/1/31 #	200,000	199,811
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,615,000	1,534,094
		34,106,009
Consumer Cyclical — 2.00%
Amazon.com 4.25% 3/13/31	2,830,000	2,787,418
Fiesta Purchaser 144A 7.875% 3/1/31 #	1,510,000	1,524,180
Ford Motor Credit 6.80% 5/12/28	1,350,000	1,389,084
General Motors Financial
4.20% 10/27/28	1,985,000	1,963,896
4.75% 4/6/29	2,590,000	2,589,132

Hyundai Capital Services 144A 5.25% 1/22/28 #	200,000	201,629
Wand NewCo 3 144A 7.625% 1/30/32 #	1,480,000	1,531,580
		11,986,919
Consumer Non-Cyclical — 3.26%
Abbott Laboratories 4.00% 3/15/31	6,800,000	6,628,438
Central American Bottling 144A 5.25% 4/27/29 #	200,000	196,706
Energizer Holdings 144A 4.75% 6/15/28 #	1,620,000	1,608,084
Grupo Nutresa 144A 8.00% 5/12/30 #	200,000	212,140
HCA 4.70% 5/15/31	3,095,000	3,067,115
Indofood CBP Sukses Makmur 3.398% 6/9/31 ■	200,000	183,088
Medline Borrower 144A 5.00% 6/15/31 #	290,000	288,779

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Merck & Co.
3.85% 3/15/29	680,000	$ 671,804
4.15% 3/15/31	1,815,000	1,781,100
Novartis Capital
4.10% 3/16/29	3,100,000	3,076,332
4.40% 3/18/31	620,000	615,606

Pfizer 4.20% 11/15/30	615,000	607,235
Thermo Fisher Scientific 1.75% 10/15/28	605,000	569,755
		19,506,182
Electric — 0.79%
Black Hills 4.55% 1/31/31	840,000	827,604
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	202,100	208,606
Duke Energy Florida 4.20% 12/1/30	885,000	870,174
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	109,004	108,770
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	119,043	117,608
National Rural Utilities Cooperative Finance 4.15% 8/25/28	450,000	446,415
NRG Energy 144A 4.734% 10/15/30 #	1,350,000	1,334,249
Vistra Operations 144A 4.70% 1/31/31 #	830,000	814,567
		4,727,993
Energy — 2.49%
Azule Energy Finance 144A 8.125% 1/23/30 #	200,000	201,242
ConocoPhillips 4.30% 8/15/28	777,000	772,029
Energy Transfer 5.55% 2/15/28	1,930,000	1,956,395
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	984,228	962,181
GNL Quintero 144A 4.634% 7/31/29 #	82,400	82,281
NGL Energy Operating 144A 8.375% 2/15/32 #	1,515,000	1,577,862
Noble Finance II 144A 8.00% 4/15/30 #	1,218,000	1,262,606
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	200,000	196,250
Schlumberger Investment 4.55% 5/7/31	2,680,000	2,665,697
SM Energy
144A 6.75% 8/1/29 #	1,575,000	1,604,624
144A 8.625% 11/1/30 #	1,495,000	1,570,763

Transportadora de Gas del Peru 144A 4.25% 4/30/28 #	106,000	105,186
USA Compression Partners 144A 7.125% 3/15/29 #	1,860,000	1,906,126
		14,863,242
Finance Companies — 2.18%
Aercap Funding DAC 4.875% 7/7/31	1,145,000	1,139,835
AerCap Ireland Capital DAC 5.10% 1/19/29	3,160,000	3,190,130

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Avolon Holdings Funding 144A 4.95% 1/15/28 #	960,000	$ 962,471
Azorra Finance 144A 7.75% 4/15/30 #	1,495,000	1,551,940
Blackstone Private Credit Fund
5.05% 9/10/30	840,000	804,186
5.35% 3/12/31	745,000	716,610
5.60% 11/22/29	870,000	858,638

Blue Owl Credit Income 6.60% 9/15/29	2,044,000	2,058,062
Muthoot Finance 144A 6.375% 3/2/30 #	200,000	199,763
OneMain Finance 6.625% 5/15/29	1,545,000	1,577,304
		13,058,939
Healthcare — 0.63%
Acadia Healthcare
144A 5.50% 7/1/28 #	1,620,000	1,613,540
144A 7.375% 3/15/33 #	520,000	535,950

Avantor Funding 144A 4.625% 7/15/28 #	1,625,000	1,608,803
		3,758,293
Industrials — 0.24%
Hillenbrand 6.25% 2/15/29	1,555,000	1,457,995
		1,457,995
Insurance — 0.39%
FWD Group Holdings 144A 5.252% 9/22/30 #	200,000	199,490
Howden UK Refinance 144A 7.25% 2/15/31 #	1,535,000	1,488,073
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	660,000	667,038
		2,354,601
Leisure — 0.83%
Caesars Entertainment 144A 7.00% 2/15/30 #	246,000	247,561
Life Time 144A 6.00% 11/15/31 #	1,545,000	1,569,739
MGM Resorts International 6.125% 9/15/29	1,535,000	1,550,978
Six Flags Entertainment 144A 6.625% 5/1/32 #	1,545,000	1,566,217
		4,934,495
Media — 0.27%
Arches Buyer 144A 4.25% 6/1/28 #	1,630,000	1,598,339
		1,598,339
Natural Gas — 0.03%
Promigas 144A 3.75% 10/16/29 #	200,000	188,516
		188,516

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 0.30%
Starwood Property Trust 144A 5.25% 10/15/28 #	1,580,000	$ 1,573,717
Trust 2401 144A 4.869% 1/15/30 #	200,000	194,967
		1,768,684
Retail — 0.77%
Bath & Body Works 144A 6.625% 10/1/30 #	1,540,000	1,571,903
Victra Holdings 144A 8.75% 9/15/29 #	1,400,000	1,445,014
William Carter 144A 7.375% 2/15/31 #	1,530,000	1,582,542
		4,599,459
Services — 0.53%
Herc Holdings 144A 7.00% 6/15/30 #	1,520,000	1,575,104
Williams Scotsman 144A 6.625% 6/15/29 #	1,580,000	1,614,236
		3,189,340
Technology — 1.28%
Alphabet 3.70% 2/15/29	1,650,000	1,623,441
Cloud Software Group 144A 6.50% 3/31/29 #	1,575,000	1,529,359
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	200,000	202,427
NVIDIA 4.50% 6/15/31	985,000	981,728
Oracle 4.95% 2/4/31	1,905,000	1,865,437
Salesforce 4.90% 9/15/31	1,435,000	1,432,126
		7,634,518
Transportation — 0.79%
ERAC USA Finance 144A 4.50% 10/30/29 #	3,080,000	3,059,560
Latam Airlines Group 144A 7.875% 4/15/30 #	155,000	161,471
United Airlines Holdings 4.875% 3/1/29	1,500,000	1,486,179
		4,707,210
Utilities — 0.07%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	200,000	208,743
Nova Securitisation 144A 5.75% 2/3/31 #	200,000	193,025
		401,768
Total Corporate Bonds (cost $233,242,963)		231,604,159

Government Agency Obligations — 0.46%
AL Jawaher Assets 144A 4.662% 10/29/30 #	200,000	196,341
Avilease Capital 144A 5.50% 6/30/31 #	200,000	201,562
Baiterek National Investment Holding JSC 144A 5.45% 5/8/28 #	200,000	201,977
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	178,855

	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Comision Federal de Electricidad 144A 3.348% 2/9/31 #	200,000	$ 180,316
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	200,910
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	192,028
Kazakhstan Temir Zholy National JSC 144A 4.875% 4/29/31 #	200,000	195,982
Korea Hydro & Nuclear Power 144A 4.50% 6/16/31 #	200,000	198,729
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	198,506
OCP 144A 6.10% 4/30/30 #	200,000	204,456
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	200,000	199,713
Petronas Capital 144A 4.95% 1/3/31 #	200,000	202,512
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	200,158
Total Government Agency Obligations (cost $2,730,036)		2,752,045

Non-Agency Asset-Backed Securities — 15.42%
ARI Fleet Lease Trust
Series 2024-B A2 144A 5.54% 4/15/33 #	1,002,418	1,006,304
Series 2025-A B 144A 4.70% 1/17/34 #	1,000,000	998,387

CARDS II Trust Series 2026-1A B 144A 4.58% 4/15/31 #	7,000,000	6,965,750
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	3,900,000	3,776,648
Domino's Pizza Master Issuer Series 2017-1A A23 144A 4.118% 7/25/47 #	2,366,920	2,352,160
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	963,142	969,444
Ford Credit Auto Owner Trust
Series 2023-1 A 144A 4.85% 8/15/35 #	4,000,000	4,025,880
Series 2024-B A3 5.10% 4/15/29	5,125,900	5,154,474

GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	4,022,257
GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	1,907,189	1,913,376
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	2,000,000	2,002,721
Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	5,809,300	5,802,647
Mercedes-Benz Auto Lease Trust Series 2026-A A2A 3.83% 7/17/28	850,000	846,776
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.493% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,009,298

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	$ 4,016,677
PFS Financing Series 2025-A A 144A 4.243% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	10,050,000	10,058,433
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,750,000	3,783,664
Series 2025-2 A2 4.71% 6/15/28	71,539	71,560
Series 2025-4 D 4.95% 1/15/32	875,000	870,607

Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	8,000,000	7,966,136
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	529,450	531,035
Series 2024-B A3 5.33% 1/16/29	1,745,248	1,756,463
Series 2024-C A4 4.83% 11/15/29	5,000,000	5,024,449
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	4,000,000	4,033,870
Series 2025-9 A1B 4.013% (SOFR + 0.42%) 10/21/30 •	1,000,000	1,001,014

Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	2,031,169	2,034,315
Volvo Financial Equipment Series 2026-1A A3 144A 3.93% 5/15/30 #	2,275,000	2,247,627
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	2,792,574	2,804,700
World Omni Auto Receivables Trust Series 2022-D A3 5.61% 2/15/28	183,979	184,130
Yamaha Motor Master Trust II Series 2026-A A1 144A 4.43% 4/15/31 #	3,000,000	2,980,569
Total Non-Agency Asset-Backed Securities (cost $92,013,399)		92,211,371

Non-Agency Collateralized Mortgage Obligations — 3.57%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,011,875	1,012,989
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.128% (SOFR + 1.50%) 10/25/43 #, •	294,773	294,951
Series 2025-R01 1M2 144A 5.128% (SOFR + 1.50%) 1/25/45 #, •	1,020,000	1,020,642
Series 2025-R02 1M2 144A 5.228% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	1,625,573

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R03 2M1 144A 5.228% (SOFR + 1.60%) 3/25/45 #, •	177,113	$ 177,301
Series 2025-R05 2M2 144A 5.228% (SOFR + 1.60%) 7/25/45 #, •	640,000	641,573
Series 2026-R01 2M2 144A 4.978% (SOFR + 1.35%) 1/25/46 #, •	2,070,000	2,064,624
Series 2026-R02 1M2 144A 5.128% (SOFR + 1.50%) 2/25/46 #, •	1,060,000	1,064,464
Series 2026-R03 2M2 144A 5.178% (SOFR + 1.55%) 4/25/46 #, •	820,000	822,906
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.478% (SOFR + 1.85%) 11/25/43 #, •	1,443,183	1,450,209
Series 2025-DNA1 M2 144A 4.978% (SOFR + 1.35%) 1/25/45 #, •	2,360,000	2,358,565
Series 2025-DNA2 M1 144A 4.828% (SOFR + 1.20%) 5/25/45 #, •	749,435	749,656
Series 2025-DNA3 M2 144A 5.128% (SOFR + 1.50%) 9/25/45 #, •	630,000	632,106
Series 2026-DNA2 B1 144A 5.728% (SOFR + 2.10%) 3/25/46 #, •	1,910,000	1,938,284
Series 2026-DNA2 M2 144A 5.228% (SOFR + 1.60%) 3/25/46 #, •	915,000	917,151
Series 2026-HQA1 M2 144A 5.128% (SOFR + 1.50%) 5/25/46 #, •	460,000	459,943

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,139,894	1,140,935
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.928% (SOFR + 1.30%) 2/25/46 #, •	840,000	839,491
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	2,140,839	2,141,302
Total Non-Agency Collateralized Mortgage Obligations (cost $21,306,845)		21,352,665

Non-Agency Commercial Mortgage-Backed Securities — 0.87%
FREMF Mortgage Trust
Series 2017-KF33 B 144A 6.256% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	945,760
Series 2017-KF40 B 144A 6.406% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,438,317

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2019-KF61 B 144A 5.906% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	563,392	$ 542,293
Series 2019-KF70 B 144A 6.006% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	838,158	828,975
Series 2020-KF74 B 144A 5.856% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,290	868,470
Series 2020-KF75 B 144A 5.956% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	623,275	585,132
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,297,416)		5,208,947

Sovereign Bonds — 0.16%Δ
Colombia — 0.03%
Colombia Government International Bond 6.125% 1/21/31	200,000	202,190
		202,190
Dominican Republic — 0.03%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	200,000	193,320
		193,320
Mexico — 0.04%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	250,000	251,325
		251,325
Poland — 0.03%
Republic of Poland Government International Bond 4.875% 2/12/30	150,000	151,792
		151,792
Serbia — 0.03%
Serbia International Bond 144A 2.125% 12/1/30 #	200,000	174,655
		174,655
Total Sovereign Bonds (cost $945,620)		973,282

	Principal amount°	Value (US $)

Supranational Banks — 0.03%
Africa Finance 144A 5.55% 10/8/29 #	200,000	$ 202,421
Total Supranational Banks (cost $200,000)		202,421

US Treasury Obligations — 31.21%
US Treasury Floating Rate Notes
3.875% (USBMMY3M + 0.10%) 1/31/28 •	6,020,000	6,021,610
3.879% (USBMMY3M + 0.10%) 4/30/28 •	12,465,000	12,465,389
US Treasury Notes
3.875% 4/15/29	109,135,000	108,320,755
3.875% 5/15/29	19,675,000	19,525,131
4.125% 5/31/31	40,415,000	40,272,917
Total US Treasury Obligations (cost $187,435,446)		186,605,802
	Number of shares
Short-Term Investments — 0.05%
Money Market Mutual Funds — 0.05%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	81,090	81,090
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	81,090	81,090
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	81,090	81,090
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	81,090	81,090
Total Short-Term Investments (cost $324,360)		324,360
Total Value of Securities—97.36% (cost $584,700,876)		582,223,390

Receivables and Other Assets Net of Liabilities—2.64%		15,758,312
Net Assets Applicable to 76,130,012 Shares Outstanding—100.00%		$597,981,702
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedule of investments
Nomura Limited-Term Diversified Income Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2026.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $234,809,462, which represents 39.27% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at June 30, 2026 through maturity date.
Δ	Securities have been classified by country of risk.
The following forward foreign currency exchange contracts and futures contracts were outstanding at June 30, 2026:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	AUD	(30,000)	USD	21,677	8/21/26	$927

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
848	$174,800,625	$174,802,635	9/30/26	$—	$(2,010)	$(99,377)
US Treasury 10 yr Ultra Notes
17	1,911,969	1,897,402	9/21/26	14,567	—	(6,641)
		176,700,037		14,567	(2,010)	(106,018)
Short Contracts:
US Treasury 5 yr Notes
(1,214)	(129,954,912)	(129,505,203)	9/30/26	—	(449,709)	227,625
US Treasury Long Bonds
(21)	(2,383,500)	(2,347,352)	9/21/26	—	(36,148)	13,781
		(131,852,555)		—	(485,857)	241,406
Total Futures Contracts		$44,847,482		$14,567	$(487,867)	$135,388
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
AD – Akcionarsko Drustvo
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
SAOG – Societe Anonyme Omanaise Generale
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedule of investments
Nomura Limited-Term Diversified Income Fund
Summary of abbreviations: (continued)
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Limited-Term Diversified Income Fund	June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$582,223,390
Foreign currencies, at valueΔ	3,254
Cash collateral due from broker	1,846,155
Receivable for securities sold	12,257,067
Dividends and interest receivable	5,073,966
Receivable for fund shares sold	1,101,116
Variation margin due from broker on futures contracts	135,388
Prepaid expenses	86,273
Unrealized appreciation on forward foreign currency exchange contracts	927
Other assets	13,530
Total Assets	602,741,066
Liabilities:
Due to custodian	590,719
Payable for fund shares redeemed	2,252,757
Payable for securities purchased	1,340,134
Other accrued expenses	377,442
Investment management fees payable to affiliates	86,172
Distribution fees payable to affiliates	71,676
Distribution payable	32,997
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,709
Accounting and administration expenses payable to affiliates	2,759
Legal fees payable to affiliates	999
Total Liabilities	4,759,364
Total Net Assets	$597,981,702

Net Assets Consist of:
Paid-in capital	$791,001,344
Total distributable earnings (loss)	(193,019,642)
Total Net Assets	$597,981,702

Statement of assets and liabilities
Nomura Limited-Term Diversified Income Fund

Net Asset Value

Class A:
Net assets	$325,998,430
Shares of beneficial interest outstanding, unlimited authorization, no par	41,500,865
Net asset value per share	$7.86
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.08

Class C:
Net assets	$4,745,864
Shares of beneficial interest outstanding, unlimited authorization, no par	604,631
Net asset value per share	$7.85

Class R:
Net assets	$875,258
Shares of beneficial interest outstanding, unlimited authorization, no par	111,421
Net asset value per share	$7.86

Institutional Class:
Net assets	$261,628,919
Shares of beneficial interest outstanding, unlimited authorization, no par	33,310,374
Net asset value per share	$7.85

Class R6:
Net assets	$4,733,231
Shares of beneficial interest outstanding, unlimited authorization, no par	602,721
Net asset value per share	$7.85
*Investments, at cost	$584,700,876
ΔForeign currencies, at cost	3,370
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Limited-Term Diversified Income Fund	Six months ended June 30, 2026 (Unaudited)
Investment Income:
Interest	$13,497,049
Dividends	165,538
13,662,587

Expenses:
Management fees	1,536,206
Distribution expenses — Class A	422,412
Distribution expenses — Class C	26,374
Distribution expenses — Class R	2,616
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	346,978
Accounting and administration expenses	67,757
Reports and statements to shareholders expenses	57,851
Legal fees	49,576
Registration fees	38,662
Audit and tax fees	34,805
Trustees’ fees	22,783
Custodian fees	5,154
Other	38,165
2,649,339
Less expenses waived	(985,178)
Less expenses paid indirectly	(5,930)
Total operating expenses	1,658,231
Net Investment Income (Loss)	12,004,356

Statement of operations
Nomura Limited-Term Diversified Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,651,444)
Foreign currencies	2,729
Futures contracts	875,169
Net realized gain (loss)	(773,546)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,964,763)
Foreign currencies	(1,876)
Forward foreign currency exchange contracts	927
Futures contracts	(604,320)
Net change in unrealized appreciation (depreciation)	(5,570,032)
Net Realized and Unrealized Gain (Loss)	(6,343,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,660,778
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Limited-Term Diversified Income Fund
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$12,004,356	$27,382,212
Net realized gain (loss)	(773,546)	2,109,974
Net change in unrealized appreciation (depreciation)	(5,570,032)	5,788,197
Net increase (decrease) in net assets resulting from operations	5,660,778	35,280,383

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,613,547)	(15,063,199)
Class C	(83,246)	(229,844)
Class R	(19,102)	(38,721)
Institutional Class	(5,596,545)	(12,266,377)
Class R6	(167,381)	(729,187)
	(12,479,821)	(28,327,328)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	14,254,847	57,250,343
Class C	216,590	1,097,736
Class R	40,808	126,452
Institutional Class	29,040,035	75,875,241
Class R6	1,300,774	4,261,148
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,478,363	14,749,540
Class C	81,714	224,052
Class R	18,875	38,430
Institutional Class	5,541,417	12,110,226
Class R6	160,309	711,984
	57,133,732	166,445,152

Statements of changes in net assets
Nomura Limited-Term Diversified Income Fund
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Capital Share Transactions(See Note 4) (continued):
Cost of shares redeemed:
Class A	$(52,378,875)	$(112,863,011)
Class C	(1,477,114)	(3,696,458)
Class R	(318,307)	(4,151)
Institutional Class	(47,531,596)	(120,598,788)
Class R6	(7,339,036)	(16,241,680)
	(109,044,928)	(253,404,088)
Decrease in net assets derived from capital share transactions	(51,911,196)	(86,958,936)
Net Decrease in Net Assets	(58,730,239)	(80,005,881)

Net Assets:
Beginning of period	656,711,941	736,717,822
End of period	$597,981,702	$656,711,941
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Limited-Term Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates of $582,695 and capital contribution by affiliates of $506,680, which impacted the total return by 0.13%.
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/26[1] (Unaudited)	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.94	$7.86	$7.83	$7.71	$8.25	$8.44

0.15	0.30	0.30	0.26	0.13	0.07
(0.08)	0.10	0.03	0.12	(0.48)	(0.11)
—	—	0.01[3]	—	—	—
0.07	0.40	0.34	0.38	(0.35)	(0.04)

(0.15)	(0.32)	(0.31)	(0.26)	(0.19)	(0.15)
—	—	—	—	—	— [4]
(0.15)	(0.32)	(0.31)	(0.26)	(0.19)	(0.15)

—	—	—[3,5]	—	—	—

$7.86	$7.94	$7.86	$7.83	$7.71	$8.25

0.93%	5.11%	4.39%[3]	5.08%	(4.26%)	(0.45%)

$325,999	$361,365	$398,429	$430,219	$216,299	$260,162
0.64%	0.64%	0.65%[8]	0.61%	0.53%	0.54%
0.96%	0.94%	0.96%[8]	0.95%	0.96%	0.95%
3.76%	3.85%	3.78%	3.31%	1.71%	0.89%
3.44%	3.55%	3.47%	2.97%	1.28%	0.48%
121%	233%	157%	116%	110%	205%

Financial highlights
Nomura Limited-Term Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates of $582,695 and capital contribution by affiliates of $506,680, which impacted the total return by 0.13%.
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/26[1] (Unaudited)	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.94	$7.86	$7.82	$7.70	$8.24	$8.44

0.12	0.25	0.24	0.19	0.07	—
(0.09)	0.09	0.04	0.13	(0.49)	(0.12)
—	—	0.01[3]	—	—	—
0.03	0.34	0.29	0.32	(0.42)	(0.12)

(0.12)	(0.26)	(0.25)	(0.20)	(0.12)	(0.08)
—	—	—	—	—	— [4]
(0.12)	(0.26)	(0.25)	(0.20)	(0.12)	(0.08)

—	—	—[3,5]	—	—	—

$7.85	$7.94	$7.86	$7.82	$7.70	$8.24

0.43%	4.33%	3.74%[3]	4.27%	(5.08%)	(1.41%)

$4,746	$5,983	$8,286	$11,692	$9,339	$11,355
1.39%	1.39%	1.40%[8]	1.39%	1.38%	1.39%
1.71%	1.69%	1.71%[8]	1.70%	1.71%	1.70%
3.00%	3.10%	3.03%	2.53%	0.86%	0.04%
2.68%	2.80%	2.72%	2.22%	0.53%	(0.27%)
121%	233%	157%	116%	110%	205%

Financial highlights
Nomura Limited-Term Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates of $582,695 and capital contribution by affiliates of $506,680, which impacted the total return by 0.13%.
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/26[1] (Unaudited)	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.94	$7.86	$7.82	$7.71	$8.25	$8.44

0.14	0.28	0.28	0.23	0.11	0.04
(0.08)	0.10	0.04	0.12	(0.49)	(0.11)
—	—	0.01[3]	—	—	—
0.06	0.38	0.33	0.35	(0.38)	(0.07)

(0.14)	(0.30)	(0.29)	(0.24)	(0.16)	(0.12)
—	—	—	—	—	— [4]
(0.14)	(0.30)	(0.29)	(0.24)	(0.16)	(0.12)

—	—	—[3,5]	—	—	—

$7.86	$7.94	$7.86	$7.82	$7.71	$8.25

0.81%	4.86%	4.26%[3]	4.65%	(4.59%)	(0.80%)

$875	$1,146	$975	$1,093	$743	$843
0.89%	0.89%	0.90%[8]	0.89%	0.88%	0.89%
1.21%	1.19%	1.21%[8]	1.20%	1.21%	1.20%
3.50%	3.60%	3.53%	3.03%	1.36%	0.54%
3.18%	3.30%	3.22%	2.72%	1.03%	0.23%
121%	233%	157%	116%	110%	205%

Financial highlights
Nomura Limited-Term Diversified Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates of $582,695 and capital contribution by affiliates of $506,680, which impacted the total return by 0.13%.
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/26[1] (Unaudited)	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.94	$7.86	$7.83	$7.71	$8.25	$8.44

0.16	0.32	0.32	0.27	0.15	0.09
(0.09)	0.10	0.03	0.13	(0.49)	(0.12)
—	—	0.01[3]	—	—	—
0.07	0.42	0.36	0.40	(0.34)	(0.03)

(0.16)	(0.34)	(0.33)	(0.28)	(0.20)	(0.16)
—	—	—	—	—	— [4]
(0.16)	(0.34)	(0.33)	(0.28)	(0.20)	(0.16)

—	—	—[3,5]	—	—	—

$7.85	$7.94	$7.86	$7.83	$7.71	$8.25

0.93%	5.38%	4.65%[3]	5.31%	(4.12%)	(0.30%)

$261,629	$277,522	$307,248	$333,210	$199,497	$213,457
0.39%	0.39%	0.40%[8]	0.39%	0.38%	0.39%
0.71%	0.69%	0.71%[8]	0.70%	0.71%	0.70%
4.02%	4.10%	4.03%	3.53%	1.86%	1.04%
3.70%	3.80%	3.72%	3.22%	1.53%	0.73%
121%	233%	157%	116%	110%	205%

Financial highlights
Nomura Limited-Term Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates of $582,695 and capital contribution by affiliates of $506,680, which impacted the total return by 0.13%.
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/26[1] (Unaudited)	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$7.94	$7.86	$7.82	$7.70	$8.24	$8.44

0.16	0.33	0.32	0.28	0.15	0.09
(0.08)	0.09	0.04	0.13	(0.48)	(0.12)
—	—	0.01[3]	—	—	—
0.08	0.42	0.37	0.41	(0.33)	(0.03)

(0.17)	(0.34)	(0.33)	(0.29)	(0.21)	(0.17)
—	—	—	—	—	—[4]
(0.17)	(0.34)	(0.33)	(0.29)	(0.21)	(0.17)

—	—	—[3,5]	—	—	—

$7.85	$7.94	$7.86	$7.82	$7.70	$8.24

0.98%	5.47%	4.86%[3]	5.37%	(4.06%)	(0.36%)

$4,733	$10,696	$21,780	$22,421	$4,900	$5,923
0.30%	0.31%	0.33%[8]	0.32%	0.32%	0.32%
0.62%	0.61%	0.62%[8]	0.65%	0.65%	0.63%
4.05%	4.17%	4.10%	3.60%	1.92%	1.10%
3.73%	3.87%	3.81%	3.27%	1.59%	0.79%
121%	233%	157%	116%	110%	205%

Notes to financial statements
Nomura Limited-Term Diversified Income Fund	June 30, 2026 (Unaudited)
Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Nomura Limited-Term Diversified Income Fund (formerly, Macquarie Limited-Term Diversified Income Fund through November 30, 2025) and Nomura Tax-Free Oregon Fund (formerly, Macquarie Tax-Free Oregon Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Limited-Term Diversified Income Fund (formerly, Macquarie Limited-Term Diversified Income Fund) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting —  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
1. Significant Accounting Policies (continued)
the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
To Be Announced (TBA) Trades — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA trades were outstanding at June 30, 2026.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
1. Significant Accounting Policies (continued)
understanding of how an entity’s segments impact overall performance. The Fund's Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Fund earned $4,760 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Fund earned $1,170 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s Class A, Class C, Class R, and Institutional and 0.30% of the Fund’s Class R6 shares’ average daily net assets from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2026 through April 29, 2027, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.64%	1.39%	0.89%	0.39%	0.30%
Effective June 12, 2026, DMC appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Fund. NCRAM is responsible for the day-to-day investment management of the portion of the Fund that invests in high-yield, fixed income securities. DMC may change this allocation at any time. For these services, DMC, not the Fund, pays NCRAM a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Fund paid $16,438 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Fund paid $22,078 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended June 30, 2026, the Fund paid $5,797 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended June 30, 2026, DDLP earned $2,356 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2026, DDLP received gross CDSC commissions of $32 and $41 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$226,625,149
Purchases of US government securities	513,690,942
Sales other than US government securities	116,964,931
Sales of US government securities	680,652,113

At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$584,894,707
Aggregate unrealized appreciation of investments and derivatives	$1,174,338
Aggregate unrealized depreciation of investments and derivatives	(4,318,028)
Net unrealized depreciation of investments and derivatives	$(3,143,690)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ 58,913,824	$130,399,133	$ 189,312,957
* A portion of the Fund's capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
3. Investments (continued)
contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$3,628,348	$3,628,348
Agency Commercial Mortgage-Backed Security	—	3,150,539	3,150,539
Collateralized Loan Obligations	—	34,209,451	34,209,451
Corporate Bonds	—	231,604,159	231,604,159
Government Agency Obligations	—	2,752,045	2,752,045
Non-Agency Asset-Backed Securities	—	92,211,371	92,211,371
Non-Agency Collateralized Mortgage Obligations	—	21,352,665	21,352,665
Non-Agency Commercial Mortgage-Backed Securities	—	5,208,947	5,208,947
Sovereign Bonds	—	973,282	973,282
Supranational Banks	—	202,421	202,421
US Treasury Obligations	—	186,605,802	186,605,802
Short-Term Investments	324,360	—	324,360
Total Value of Securities	$324,360	$581,899,030	$582,223,390

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$927	$927
Futures Contracts	14,567	—	14,567

Liabilities:
Futures Contracts	$(487,867)	$—	$(487,867)

[1]Forward foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of June 30, 2026, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Class A	1,804,128	7,235,529
Class C	27,414	139,130
Class R	5,162	15,944
Institutional Class	3,677,381	9,591,921
Class R6	164,805	539,368

Shares issued upon reinvestment of dividends and distributions:
Class A	820,653	1,863,266
Class C	10,357	28,326
Class R	2,391	4,854
Institutional Class	702,289	1,529,975
Class R6	20,298	90,023
	7,234,878	21,038,336

Shares redeemed:
Class A	(6,627,183)	(14,267,977)
Class C	(187,127)	(468,144)
Class R	(40,402)	(524)
Institutional Class	(6,019,448)	(15,254,605)
Class R6	(929,699)	(2,053,248)
	(13,803,859)	(32,044,498)
Net decrease	(6,568,981)	(11,006,162)

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
4. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed on the previous page and on the “Statements of changes in net assets.” For the six months ended June 30, 2026 and the year ended December 31, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
6/30/26	459	1,079	—	1,078	459	—	$12,152
Year ended
12/31/25	6,826	2,504	10,940	2,577	6,826	10,867	160,060
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to gain exposure to currency.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2026, the Fund posted $1,846,155 in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2026, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$927	$—	$927
Variation margin due from broker on futures contracts*	—	14,567	14,567
Total	$927	$14,567	$15,494
Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(487,867)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2026 was as follows:
Net Realized Gain (Loss) on:
Futures Contracts
Interest rate contracts	$875,169
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$927	$—	$927
Interest rate contracts	—	(604,320)	(604,320)
Total	$927	$(604,320)	$(603,393)
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended June 30, 2026:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$3,250,604	$1,180,198
Futures contracts (average notional amount)	175,133,688	126,006,428

7. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
7. Securities Lending (continued)
security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Fund had no securities out on loan.
8. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC or Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and

Notes to financial statements
Nomura Limited-Term Diversified Income Fund
8. Credit and Market Risks (continued)
liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
On August 12, 2026, the Board approved the conversion of the Fund to Nomura Limited-Term Diversified Income ETF, which will be a newly created series of Nomura ETF Trust II, through a shell fund reorganization. It is currently expected that the reorganization will be completed on or about February 19, 2027.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement
At a Board Meeting held on May 19-20, 2026, Delaware Management Company (the “Manager”), the investment adviser for the Nomura Diversified Income Fund, Nomura Wealth Builder Fund, Nomura Strategic Income Fund, Nomura Corporate Bond Fund, Nomura Extended Duration Bond Fund, Nomura Limited-Term Diversified Income Fund, Nomura Global Listed Real Assets Fund, Nomura VIP Investment Grade Series, Nomura VIP Limited Duration Bond Series, Nomura VIP Total Return Series, Nomura Asset Strategy Fund, Nomura Balanced Fund, Nomura Global Bond Fund, Nomura VIP Asset Strategy Series, Nomura VIP Balanced Series, Nomura VIP Corporate Bond Series and Nomura VIP Limited-Term Bond Series Delaware Management Company (each a “Fund” and together, the “Funds”), recommended that the Board of Trustees approve the appointment of Nomura Corporate Research and Asset Management Inc. (“NCRAM”) as sub-advisor to the Funds and the approval of the amendment of the existing sub-advisory agreement between DMC and NCRAM (the “Amended Sub-Advisory Agreement”) to include the Funds. In reaching the decision to approve the amendment, The Board considered and reviewed information about NCRAM, including its personnel, operations and financial condition. The Board reviewed a memorandum responding to requests that the Board submitted in advance that discussed (without limitation): the Amended Sub-Advisory Agreement and the various services proposed to be rendered by NCRAM; information concerning NCRAM’s organizational structure and the experience of its investment management personnel; and various other material items in relation to NCRAM’s personnel, organization and policies. The Board also reviewed a copy of NCRAM’s Form ADV; and a copy of the Amended Sub-Advisory Agreement and fee schedules.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion

Other Fund information (Unaudited)
Nomura Limited-Term Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
The Manager’s Recommendation and the Board’s Considerations Regarding the Sub-Advisory Agreement (continued)
above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that NCRAM was expected to provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by NCRAM in connection with the sub-advisor’s responsibilities in conjunction with the Manager in managing the Funds, and the qualifications and experience of NCRAM’s team with regard to implementing the investment mandate of the Funds. The Board considered NCRAM’s personnel, operations, and its affiliation with the Manager, including that NCRAM was affiliated with the Manager. The Board also considered the Manager’s review and recommendation process with respect to NCRAM, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by NCRAM to the Funds.
Investment Performance. In evaluating performance, the Board recognized that NCRAM had not yet managed the Funds. The Board then reviewed information on and considered NCRAM’s experience in managing other high income investment portfolios, noting that NCRAM had recently begun sub-advising several high-yield fixed income funds in the Nomura Funds complex. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor NCRAM’s services.
Profitability, Economies of Scale and Fall-Out Benefits. Information about NCRAM’s profitability from its relationship with the Funds was not available because it had not begun to provide services to the Funds. The Board was provided with pro forma profitability analyses of Nomura Investment Management Business Trust, including the estimated sub-advisory fee that would be paid to NCRAM.   The Trustees also noted that economies of scale are shared with each Fund and its shareholders through reduced proportionate costs for shareholders and the Manager’s investment management fee breakpoints paid to the Manager so that as a Fund grows in size, its effective investment management fee rate declines. They also noted that the Manager had put in place a fee waiver for each Fund that was currently in effect, other than for the Nomura Asset Strategy Fund which does not have a fee waiver.
The Board was also provided with information on potential fall-out benefits derived or to be derived by NCRAM in connection with its relationship to the Funds, including confirmation that NCRAM does not enter into soft dollar arrangements involving the receipt of third party research, and, therefore, does not expect to use soft dollar arrangements in the management of the Funds. The Board considered that NCRAM had recently begun sub-advising certain high-yield funds within the Nomura Funds complex and that it expects to receive the opportunity for wider distribution in the US retail market, which helps NCRAM grow and diversify its client base.

Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by NCRAM. The Board noted that the sub-advisory fees are paid by the Manager to NCRAM and are not additional fees borne by the Funds, and that the management fee paid by the Funds to the Manager would stay the same at current asset levels and are subject to breakpoints at higher asset levels. The Board concluded that the proposed advisory fee rates under the Amended Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of the Amended Sub-Advisory Agreement is in the best interests of the Funds’ shareholders.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5779357)
SA-DTINX-0826
This page is not part of the financial statements and other information.

Fixed income mutual fund
Nomura Tax-Free Oregon Fund
(formerly, Macquarie Tax-Free Oregon Fund)
Financial statements and other information
For the six months ended June 30, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Tax-Free Oregon Fund	June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.19%
Education Revenue Bonds — 11.65%
Oregon State Facilities Authority Revenue
(Howard Street Charter School Project) Series A 144A 5.00% 6/15/49 #	425,000	$ 388,747
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	500,075
Series A 144A 5.00% 6/15/49 #	500,000	468,310

(Redmond Proficiency Academy Project) Series A 144A 5.625% 6/15/55 #	310,000	312,604
(University of Portland Projects)
Series A 5.00% 4/1/55	1,500,000	1,528,605
Series A 5.50% 4/1/49	1,235,000	1,317,906
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	829,220
University of Oregon General Revenue and Refunding
Series A 5.00% 4/1/46	500,000	546,720
		5,892,187
Electric Revenue Bonds — 6.84%
Central Lincoln People's Utility District of Oregon Revenue
5.00% 12/1/55	500,000	521,215
City of Eugene, Oregon Electric Utility System Revenue
5.00% 8/1/49	1,500,000	1,580,100
5.00% 8/1/55	200,000	210,294
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	260,515
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	184,500
Series TT 5.00% 7/1/32 ‡	380,000	291,175
Series XX 5.25% 7/1/40 ‡	535,000	409,944
		3,457,743
Healthcare Revenue Bonds — 18.87%
Albany Hospital Facility Authority Senior Living Revenue
(Mennonite Village Project) Series A 5.375% 5/15/61	1,000,000	1,019,120
Astoria Hospital Facilities Authority Revenue
(Columbia Memorial Hospital Project)
5.25% 8/1/49	1,050,000	1,073,635
5.25% 8/1/54	500,000	509,635
    1

Schedule of investments
Nomura Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AG)	1,000,000	$ 734,570
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	500,600
Oregon Health & Science University Revenue
(Green Bonds)
Series A 3.00% 7/1/51	1,815,000	1,317,581
Series A 4.00% 7/1/51	450,000	414,126
Oregon State Facilities Authority Revenue
(Integrated Senior Foundation - Refunding Project) Series A-1 144A 7.25% 3/1/60 #	300,000	326,040
(Samaritan Health Services Project) Series A 5.00% 10/1/46	500,000	500,055
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	763,129
(Salem Health Projects)
Series A 4.00% 5/15/41	960,000	929,472
Series A 5.00% 5/15/39	75,000	77,845
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	102,901
5.00% 7/1/41	535,000	548,386
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	726,852
		9,543,947
Housing Revenue Bonds — 2.60%
Oregon State Housing & Community Services Department Revenue
(Single-Family Mortgage Program)
Series A 4.75% 1/1/49	1,000,000	1,011,920
Series B 4.75% 7/1/46 (GNMA) (FNMA) (FHLMC)	300,000	303,177
		1,315,097
2

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bond — 1.11%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.60% 5/15/57 ^	12,355,000	$ 560,052
		560,052
Local General Obligation Bonds — 23.80%
City of Bend, Oregon
5.00% 6/1/43	1,000,000	1,113,610
5.00% 6/1/54	250,000	262,648
City of Medford, Oregon
Series A 2.00% 6/1/33	350,000	316,670
City of Newport, Oregon
Series B 12.101% 6/1/29 (AG) ^	1,225,000	1,118,131
City of Portland, Oregon
(Fleet Maintenance Facility) Series A 5.00% 4/1/46	250,000	272,935
(Transportation Projects) Series A 3.00% 10/1/33	300,000	298,884
City of Redmond, Oregon
(Airport Expansion Projects) Series A 5.50% 6/1/52 (AMT)	750,000	794,505
Clackamas & Washington Counties School District No. 3
Series A 1.779% 6/15/35 ^	1,250,000	884,662
(Current Interest Bonds) Series B 5.00% 6/15/42	500,000	563,255
Clackamas County School District No. 35 Molalla River, Oregon
5.25% 6/15/54	500,000	531,325
Clackamas County, Oregon School District No. 7J Lake Oswego
5.25% 6/1/51	1,000,000	1,095,370
Linn County Community School District No. 9 Lebanon, Oregon
5.50% 6/15/27 (NATL)	1,000,000	1,028,130
Multnomah County, Oregon School District No. 1 Portland, Oregon
3.00% 6/15/34	500,000	483,355
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	845,760
Washington & Multnomah Counties Beaverton School District No. 48J
Series A 4.478% 6/15/40 ^	750,000	409,867
    3

Schedule of investments
Nomura Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Washington & Multnomah Counties Beaverton School District No. 48J
(Current Interest Bonds)
Series B 5.00% 6/15/50	500,000	$ 532,180
Series B 5.00% 6/15/53	1,000,000	1,056,890

(Deferred Interest Bonds) Series A 5.15% 6/15/44 ^	1,000,000	429,050
		12,037,227
Special Tax Revenue Bonds — 15.83%
Commonwealth of Puerto Rico Revenue
3.437% 11/1/43 •	937,243	674,815
(Subordinate) 2.412% 11/1/51 •	929,154	608,596
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,014,379	995,087
Oregon State Department of Administrative Services Lottery Revenue
(Tax-exempt Projects) Series A 5.25% 4/1/45	1,000,000	1,111,340
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,775,000	1,756,345
Series A-1 5.578% 7/1/46 ^	1,356,000	506,886
Series A-1 6.116% 7/1/51 ^	2,801,000	761,396
Tri-County Metropolitan Transportation District of Oregon Revenue
(Senior Lien) Series A 4.00% 9/1/49	1,000,000	961,080
(Sustainability Bonds) Series A 3.00% 9/1/37	405,000	387,917
(Unrefunded) Series A 4.00% 9/1/40	245,000	245,127
		8,008,589
State General Obligation Bonds — 5.70%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	243,715
Series A-1 4.00% 7/1/46	500,000	458,650
4

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Oregon State
(Article XI-Q State Projects)
Series A 5.25% 5/1/44	1,000,000	$ 1,124,020
Series A 5.25% 5/1/50	500,000	542,715

(Veterans’ Welfare Bonds) Series I 5.10% 6/1/50	500,000	515,845
		2,884,945
Transportation Revenue Bonds — 8.67%
Oregon State Department of Transportation Revenue
Series A 5.00% 11/15/45	500,000	547,150
(Senior Lien) Series A 5.25% 11/15/47	500,000	535,690
(Subordinate) Series A 5.00% 11/15/39	110,000	117,543
Port of Portland Oregon Airport Revenue
Series 28 5.00% 7/1/52 (AMT)	500,000	509,650
(Green Bonds)
Series 29 5.50% 7/1/53 (AMT)	1,000,000	1,054,570
Series 30A 5.25% 7/1/54 (AMT)	1,000,000	1,045,040
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	500,000	575,130
		4,384,773
Water & Sewer Revenue Bonds — 3.12%
City of Eugene, Oregon Water Utility System Revenue
5.00% 8/1/55	500,000	526,985
City of Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/47	500,000	527,230
Series A 5.00% 10/1/54	500,000	524,730
		1,578,945
Total Municipal Bonds (cost $48,606,534)		49,663,505

    5

Schedule of investments
Nomura Tax-Free Oregon Fund
	Principal amount°	Value (US $)

Short-Term Investments — 0.79%
Variable Rate Demand Note — 0.79%
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.90% 8/1/34 (LOC - TD Bank, N.A.)¤	400,000	$ 400,000
Total Short-Term Investments (cost $400,000)		400,000
Total Value of Securities—98.98% (cost $49,006,534)		50,063,505

Receivables and Other Assets Net of Liabilities—1.02%		516,152
Net Assets Applicable to 4,101,600 Shares Outstanding—100.00%		$50,579,657
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $1,995,776, which represents 3.95% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHLMC – Federal Home Loan Mortgage Corporation
6

Summary of abbreviations: (continued)
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of assets and liabilities
Nomura Tax-Free Oregon Fund	June 30, 2026 (Unaudited)
Assets:
Investments, at value*	$50,063,505
Cash	85,379
Interest receivable	504,978
Prepaid expenses	42,416
Receivable for fund shares sold	3,881
Other assets	278
Total Assets	50,700,437
Liabilities:
Payable for fund shares redeemed	31,286
Accounting and administration expenses payable to non-affiliates	29,830
Audit and tax fees payable	21,002
Reports and statements to shareholders expenses payable	16,225
Other accrued expenses	14,150
Distribution fees payable to affiliates	4,492
Distribution payable	1,688
Investment management fees payable to affiliates	1,246
Accounting and administration expenses payable to affiliates	510
Dividend disbursing and transfer agent fees and expenses payable to affiliates	277
Legal fees payable to affiliates	74
Total Liabilities	120,780
Total Net Assets	$50,579,657

Net Assets Consist of:
Paid-in capital	$51,740,249
Total distributable earnings (loss)	(1,160,592)
Total Net Assets	$50,579,657
8

Net Asset Value

Class A:
Net assets	$21,924,900
Shares of beneficial interest outstanding, unlimited authorization, no par	1,776,469
Net asset value per share	$12.34
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$12.92

Institutional Class:
Net assets	$28,654,757
Shares of beneficial interest outstanding, unlimited authorization, no par	2,325,131
Net asset value per share	$12.32
*Investments, at cost	$49,006,534
See accompanying notes, which are an integral part of the financial statements.
    9

Statement of operations
Nomura Tax-Free Oregon Fund	Six months ended June 30, 2026 (Unaudited)
Investment Income:
Interest	$1,109,006

Expenses:
Management fees	130,610
Distribution expenses — Class A	26,994
Accounting and administration expenses	34,537
Audit and tax fees	31,083
Registration fees	25,500
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	20,139
Reports and statements to shareholders expenses	12,750
Legal fees	3,816
Trustees’ fees	1,334
Custodian fees	339
Other	6,192
293,294
Less expenses waived	(115,510)
Less expenses paid indirectly	(380)
Total operating expenses	177,404
Net Investment Income (Loss)	931,602

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(270,760)
Net change in unrealized appreciation (depreciation) on investments	1,043,311
Net Realized and Unrealized Gain (Loss)	772,551
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,704,153
See accompanying notes, which are an integral part of the financial statements.
10

Statements of changes in net assets
Nomura Tax-Free Oregon Fund
	Six months ended 6/30/26 (Unaudited)	Year ended 12/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$931,602	$1,961,430
Net realized gain (loss)	(270,760)	(841,181) [1]
Net increase from payment by affiliates	—	5,855[2]
Net change in unrealized appreciation (depreciation)	1,043,311	216,278
Net increase (decrease) in net assets resulting from operations	1,704,153	1,342,382

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(408,776)	(843,409)
Institutional Class	(522,576)	(1,118,271)
	(931,352)	(1,961,680)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	983,886	2,102,665
Institutional Class	4,410,160	4,916,739

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	396,552	804,603
Institutional Class	522,576	1,118,243
	6,313,174	8,942,250
Cost of shares redeemed:
Class A	(1,541,767)	(7,518,601)
Institutional Class	(1,826,148)	(8,898,036)
	(3,367,915)	(16,416,637)
Increase (decrease) in net assets derived from capital share transactions	2,945,259	(7,474,387)
Net Increase (Decrease) in Net Assets	3,718,060	(8,093,685)

Net Assets:
Beginning of period	46,861,597	54,955,282
End of period	$50,579,657	$46,861,597
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    11

Financial highlights
Nomura Tax-Free Oregon Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.02% for the year ended December 31, 2025.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 6/30/26[1] (Unaudited)	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$12.16	$12.30	$12.39	$12.05	$13.76	$13.71

0.23	0.44	0.41	0.39	0.36	0.33
0.18	(0.14)	(0.09)	0.34	(1.71)	0.05
—	—[3]	—	—	—	—
0.41	0.30	0.32	0.73	(1.35)	0.38

(0.23)	(0.44)	(0.41)	(0.39)	(0.36)	(0.33)
(0.23)	(0.44)	(0.41)	(0.39)	(0.36)	(0.33)

$12.34	$12.16	$12.30	$12.39	$12.05	$13.76

3.39%	2.55%[3]	2.61%	6.26%	(9.86%)	2.82%

$21,925	$21,757	$26,652	$32,933	$33,102	$36,216
0.88%	0.90%[5]	0.89%	0.90%	0.90%	0.90%
1.37%	1.34%[5]	1.15%	1.19%	1.19%	1.18%
3.79%	3.66%	3.31%	3.29%	2.86%	2.40%
3.30%	3.22%	3.05%	3.00%	2.57%	2.12%
13%	31%	26%	25%	44%	12%
13

Financial highlights
Nomura Tax-Free Oregon Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes litigation expenses of 0.02% for the year ended December 31, 2025.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 6/30/26[1] (Unaudited)	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
$12.14	$12.28	$12.37	$12.03	$13.73	$13.69

0.24	0.47	0.44	0.42	0.39	0.36
0.18	(0.14)	(0.09)	0.34	(1.70)	0.04
—	—[3]	—	—	—	—
0.42	0.33	0.35	0.76	(1.31)	0.40

(0.24)	(0.47)	(0.44)	(0.42)	(0.39)	(0.36)
(0.24)	(0.47)	(0.44)	(0.42)	(0.39)	(0.36)

$12.32	$12.14	$12.28	$12.37	$12.03	$13.73

3.52%	2.80%[3]	2.87%	6.53%	(9.58%)	3.00%

$28,655	$25,105	$28,303	$15,140	$10,555	$4,949
0.63%	0.65%[5]	0.64%	0.65%	0.65%	0.65%
1.12%	1.09%[5]	0.90%	0.94%	0.94%	0.93%
4.04%	3.92%	3.56%	3.54%	3.14%	2.65%
3.55%	3.48%	3.30%	3.25%	2.85%	2.37%
13%	31%	26%	25%	44%	12%
15

Notes to financial statements
Nomura Tax-Free Oregon Fund	June 30, 2026 (Unaudited)
Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Nomura Limited-Term Diversified Income Fund (formerly, Macquarie Limited-Term Diversified Income Fund through November 30, 2025) and Nomura Tax-Free Oregon Fund (formerly, Macquarie Tax-Free Oregon Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Tax-Free Oregon Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for
16

securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2022–December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt
    17

Notes to financial statements
Nomura Tax-Free Oregon Fund
1. Significant Accounting Policies (continued)
securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Fund earned $308 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2026, the Fund earned $72 under this arrangement.
18

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets from January 1, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2026 through April 29, 2027, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Institutional Class
0.88%	0.63%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2026, the Fund paid $3,035 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described
    19

Notes to financial statements
Nomura Tax-Free Oregon Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2026, the Fund paid $1,637 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended June 30, 2026, the Fund paid $428 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended June 30, 2026, DDLP earned $111 for commissions on sales of the Fund's Class A shares. For the six months ended June 30, 2026, DDLP received gross CDSC commissions of $759 on redemptions of the Fund’s Class A shares, and this commission was entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
During the year ended December 31, 2025, DMC reimbursed the Fund $5,855 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$7,075,442
Sales	6,215,880
20

At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$49,006,534
Aggregate unrealized appreciation of investments	$1,878,507
Aggregate unrealized depreciation of investments	(821,536)
Net unrealized appreciation of investments	$1,056,971
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 740,199	$1,184,030	$ 1,924,229
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
    21

Notes to financial statements
Nomura Tax-Free Oregon Fund
3. Investments (continued)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2026:
Level 2
Securities
Assets:
Municipal Bonds	$49,663,505
Short-Term Investments	400,000
Total Value of Securities	$50,063,505
During the six months ended June 30, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of June 30, 2026, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	6/30/26	12/31/25
Shares sold:
Class A	80,681	177,988
Institutional Class	363,930	410,845

Shares issued upon reinvestment of dividends and distributions:
Class A	32,487	67,020
Institutional Class	42,878	93,291
	519,976	749,144
22

	Six months ended	Year ended
	6/30/26	12/31/25

Shares redeemed:
Class A	(126,559)	(622,387)
Institutional Class	(150,076)	(740,606)
	(276,635)	(1,362,993)
Net increase (decrease)	243,341	(613,849)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended June 30, 2026 and the year ended December 31, 2025, the Fund did not have any exchange transactions.
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of
    23

Notes to financial statements
Nomura Tax-Free Oregon Fund
6. Securities Lending (continued)
the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended June 30, 2026, the Fund had no securities out on loan.
7. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or
24

durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund concentrates its investments in securities issued by municipalities, mainly in Oregon. The Fund invests primarily in a specific state and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Fund’s investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in credit worthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.
The Fund invests a portion of its assets in high yield municipal fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
The Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of
    25

Notes to financial statements
Nomura Tax-Free Oregon Fund
7. Credit and Market Risks (continued)
the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2026, that would require recognition or disclosure in the Fund’s financial statements.
26

Other Fund information (Unaudited)
Nomura Tax-Free Oregon Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    27

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5784253)
SA-FTOTX-0826
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Limited-Term Government Funds

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	August 31, 2026

/s/RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	August 31, 2026